INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Inventories [Abstract]
Schedule of Inventories
	Consolidated
	2021	2020
Finished products	4,619,237	3,925,215
Raw materials and packaging	1,166,681	1,015,156
Auxiliary materials	195,364	170,188
Products in progress	38,189	36,025
(-) Provision for inventory losses	(615,945)	(602,314)
	5,403,526	4,544,270

Schedule of Changes In The Provision For Inventory Losses

The changes in the provision for inventory losses for the years ended December 31, 2021 and 2020 are as follows:

Consolidated
Balance as of December 31, 2019	(185,232)
Additions, net of reversals (a)	(673,201)
Write-offs (b)	354,692
Exchange rate variation	(98,573)
Balance as of December 31, 2020 *	(602,314)
Additions, net of reversals (a)	(407,207)
Write-offs (b)	396,233
Exchange rate variation	(2,657)
Balance as of December 31, 2021	(615,945)
(*)	the original amounts presented as of December 31, 2020 were reclassified for a better disclosure. Note that this reclassification does not impact the total amount originally presented as provision for inventory losses.
a)	It refers to the recognition of net allowance for losses due to discontinuation, expiration and quality, to cover expected losses on the realization of inventories, pursuant to the policy of the Company.
b)	It consists of write-offs of products for which there already had an allowance for losses, where the Company has no expectation of sales/realization.